Capital and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Carrying Values of Financial Liabilities and Contractual Undiscounted Cash Flows
The Company’s carrying values of financial liabilities and the contractual undiscounted cash flows associated with these liabilities broken into relevant maturity grouping based on their contractual maturities are as follows:

At December 31, 2021		Undiscounted Contractual Cash Flows
	Carrying Amount	< 1 year	1 – 2 years	> 2 years	Total

Bank indebtedness 1	$3,460,109	$3,460,109	$–	$–	$3,460,109

Trade payables and accrued liabilities	12,421,309	12,421,309	–	–	12,421,309

Loans and borrowings 2	13,215,601	11,763,697	786,123	–	12,549,820

Lease liabilities 3	1,045,472	521,506	534,241	179,281	1,235,028

2019 Debentures	22,185,170	24,630,375	–	–	24,630,375

2021 Debentures	110,540	7,635	103,073	–	110,708

Warrant liabilities 4	8,880,038	709,835	–	–	709,835

Business acquisition payable	1,398,972	1,398,972	–	–	1,398,972

	$62,717,211	$54,913,438	$1,423,437	$179,281	$56,516,156

1	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.

2
Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.

3	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.

4
Majority of liability will be settled by issuing common shares of the Company when warrants are exercised during the year. The remaining amount may be settled in cash or common shares of Agnity (Note 15).

As at December 31, 2020		Undiscounted Contractual Cash Flows
	Carrying Amount	< 1 year	1 – 2 years	> 2 years	Total

Bank indebtedness	$976,779	$976,779	$–	$–	$976,779

Trade payables and accrued liabilities	12,924,256	12,924,256	–	–	12,924,256

Loans and borrowings	13,152,300	4,248,351	2,617,443	8,796,757	15,662,551

Lease liabilities	3,945,076	1,131,528	939,108	2,815,695	4,886,331

2019 Debentures	19,534,988	2,350,750	24,629,655	–	26,980,405

Warrant liabilities	710,924	710,924	–	–	710,924

Business acquisition payable	2,439,529	1,594,297	845,232	–	2,439,529

Other liabilities	6,236,415	6,003,838	232,577	–	6,236,415

	$59,920,267	$29,940,723	$29,264,015	$11,612,452	$70,817,190

Summary of Information about Allowance Account for Credit Losses of Trade Receivables and Long Term Receivables Explanatory
The movement in the ECL allowance related to trade receivables and long-term receivables was as follows (Note 6):

	December 31, 2021	December 31, 2020

Beginning balance	$606,030	$382,901

Increase in loss allowance	1,162,537	443,961

Amounts written off during the year as uncollectible	(65,930)	(220,832)

Effects of movement in exchange rates	4,581	–

Total	$1,707,218	$606,030